LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED APRIL 15, 2011 TO THE

STATEMENT OF ADDITIONAL INFORMATION, DATED

NOVEMBER 30, 2010, OF

LEGG MASON WESTERN ASSET CORE BOND FUND, LEGG MASON WESTERN ASSET CORE PLUS BOND FUND, LEGG MASON WESTERN ASSET HIGH INCOME FUND, LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND AND LEGG MASON WESTERN ASSET STRATEGIC INCOME FUND

Effective as of May 1, 2011, the following text replaces the section titled “Other Accounts Managed by Portfolio Managers”:

The table below identifies, for each portfolio manager, the number of accounts (other than the fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated.

Data for registered investment companies is shown based on the specific portfolio managers that are named in the applicable disclosure documents. Data for other pooled investment vehicles and other accounts is reported based on Western Asset’s practice of naming a particular individual to maintain oversight responsibility for each vehicle/account. Where the named individual has been assigned primary responsibility for oversight of an other pooled investment vehicle or other account, that vehicle/account has been allocated to that individual for disclosure purposes, but not other portfolio managers that may be involved in managing that vehicle/account.

Fund	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Core Bond Fund	Stephen A. Walsh	105 registered investment companies with approximately $167.6 billion in total assets under management (none of which charges a performance fee)	234 other pooled investment vehicles with approximately $109.5 billion in total assets under management (of which 7 other pooled investment vehicles with approximately $1.2 billion in total assets under management charge a performance fee)	800 other accounts with approximately $183.4 billion in total assets under management (of which 87 other accounts with approximately $23.2 billion in total assets under management charge a performance fee)

	Carl L. Eichstaedt	22 registered investment companies with approximately $22.6 billion in total assets under management (none of which charges a performance fee)	3 other pooled investment vehicles with approximately $0.1 billion in total assets under management (none of which charges a performance fee)	63 other accounts with approximately $15.7 billion in total assets under management (of which 5 other accounts with approximately $1.5 billion in total assets under management charge a performance fee)

Fund	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	Mark S. Lindbloom	24 registered investment companies with approximately $25.4 billion in total assets under management (none of which charges a performance fee)	2 other pooled investment vehicles with approximately $0.09 billion in total assets under management (none of which charges a performance fee)	44 other accounts with approximately $14.8 billion in total assets under management (of which 4 other accounts with approximately $3.1 billion in total assets under management charge a performance fee)

Core Plus Bond Fund	Stephen A. Walsh	105 registered investment companies with approximately $167.7 billion in total assets under management (none of which charges a performance fee)	234 other pooled investment vehicles with approximately $109.5 billion in total assets under management (of which 7 other pooled investment vehicles with approximately $1.2 billion in total assets under management charge a performance fee)	800 other accounts with approximately $183.4 billion in total assets under management (of which 87 other accounts with approximately $23.2 billion in total assets under management charge a performance fee)

	Carl L. Eichstaedt	22 registered investment companies with approximately $22.7 billion in total assets under management (none of which charges a performance fee)	3 other pooled investment vehicles with approximately $0.16 billion in total assets under management (none of which charges a performance fee)	63 other accounts with approximately $15.7 billion in total assets under management (of which 5 other accounts with approximately $1.5 billion in total assets under management charge a performance fee)

	Mark S. Lindbloom	24 registered investment companies with approximately $25.6 billion in total assets under management (none of which charges a performance fee)	2 other pooled investment vehicles with approximately $0.09 billion in total assets under management (none of which charges a performance fee)	44 other accounts with approximately $14.8 billion in total assets under management (of which 4 other accounts with approximately $3.1 billion in total assets under management charge a performance fee)

	Michael C. Buchanan	51 registered investment companies with approximately $30.3 billion in total assets under management (none of which charges a performance fee)	5 other pooled investment vehicles with approximately $3.0 billion in total assets under management (none of which charges a performance fee)	11 other accounts with approximately $1.7 billion in total assets under management (none of which charges a performance fee)

Fund	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	Keith J. Gardner	43 registered investment companies with approximately $27.2 billion in total assets under management (none of which charges a performance fee)	6 other pooled investment vehicles with approximately $0.62 billion in total assets under management (none of which charges a performance fee)	3 other accounts with approximately $0.48 billion in total assets under management (none of which charges a performance fee)

High Income Fund	Stephen A. Walsh	105 registered investment companies with approximately $167.4 billion in total assets under management (none of which charges a performance fee)	234 other pooled investment vehicles with approximately $109.5 billion in total assets under management (of which 7 other pooled investment vehicles with approximately $1.2 billion in total assets under management charge a performance fee)	800 other accounts with approximately $183.4 billion in total assets under management (of which 87 other accounts with approximately $23.2 billion in total assets under management charge a performance fee)

	Michael Buchanan	51 registered investment companies with approximately $30.0 billion in total assets under management (none of which charges a performance fee)	5 other pooled investment vehicles with approximately $3.0 billion in total assets under management (none of which charges a performance fee)	11 other accounts with approximately $1.7 billion in total assets under management (none of which charges a performance fee)

	Keith J. Gardner	43 registered investment companies with approximately $27.0 billion in total assets under management (none of which charges a performance fee)	6 other pooled investment vehicles with approximately $0.62 billion in total assets under management (none of which charges a performance fee)	3 other accounts with approximately $0.48 billion in total assets under management (none of which charges a performance fee)

Municipal High Income Fund	Joseph P. Deane	25 registered investment companies with approximately $28.2 billion in total assets under management (none of which charges a performance fee)	No other pooled investment vehicles	13 other accounts with approximately $1.6 billion in total assets under management (none of which charges a performance fee)

	David T. Fare	16 registered investment companies with approximately $14.3 billion in total assets under management (none of which charges a performance fee)	No other pooled investment vehicles	13 other accounts with approximately $1.6 billion in total assets under management (none of which charges a performance fee)

Fund	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	Stephen A. Walsh	105 registered investment companies with approximately $167 billion in total assets under management (none of which charges a performance fee)	234 other pooled investment vehicles with approximately $109.5 billion in total assets under management (of which 7 other pooled investment vehicles with approximately $1.2 billion in total assets under management charge a performance fee)	800 other accounts with approximately $183.4 billion in total assets under management (of which 87 other accounts with approximately $23.2 billion in total assets under management charge a performance fee)

	Robert E. Amodeo	25 registered investment companies with approximately $28.2 billion in total assets under management (none of which charges a performance fee)	No other pooled investment vehicles	13 other accounts with approximately $1.6 billion in total assets under management (none of which charges a performance fee)

Strategic Income Fund	Stephen A. Walsh	105 registered investment companies with approximately $167.4 billion in total assets under management (none of which charges a performance fee)	234 other pooled investment vehicles with approximately $109.5 billion in total assets under management (of which 7 other pooled investment vehicles with approximately $1.2 billion in total assets under management charge a performance fee)	800 other accounts with approximately $183.4 billion in total assets under management (of which 87 other accounts with approximately $23.2 billion in total assets under management charge a performance fee)

	Carl L. Eichstaedt	22 registered investment companies with approximately $22.4 billion in total assets under management (none of which charges a performance fee)	3 other pooled investment vehicles with approximately $0.16 billion in total assets under management (none of which charges a performance fee)	63 other accounts with approximately $15.7 billion in total assets under management (of which 5 other accounts with approximately $1.5 billion in total assets under management charge a performance fee)

	Mark S. Lindbloom	24 registered investment companies with approximately $25.3 billion in total assets under management (none of which charges a performance fee)	2 other pooled investment vehicles with approximately $0.09 billion in total assets under management (none of which charges a performance fee)	44 other accounts with approximately $14.8 billion in total assets under management (of which 4 other accounts with approximately $3.1 billion in total assets under management charge a performance fee)

Fund	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	Michael C. Buchanan	51 registered investment companies with approximately $30.0 billion in total assets under management (none of which charges a performance fee)	5 other pooled investment vehicles with approximately $3.0 billion in total assets under management (none of which charges a performance fee)	11 other accounts with approximately $1.7 billion in total assets under management (none of which charges a performance fee)

	Keith J. Gardner	43 registered investment companies with approximately $26.9 billion in total assets under management (none of which charges a performance fee)	6 other pooled investment vehicles with approximately $0.62 billion in total assets under management (none of which charges a performance fee)	3 other accounts with approximately $0.48 billion in total assets under management (none of which charges a performance fee)

Effective as of May 1, 2011, the following text replaces the section titled “Portfolio Manager Securities Ownership”:

The table below identifies ownership of portfolio securities by each portfolio manager as of July 31, 2010, unless otherwise noted.

Fund	Portfolio Manager	Dollar Range of Ownership of Securities ($)
Core Bond Fund	Stephen A. Walsh	None
	Carl L. Eichstaedt	None
	Mark S. Lindbloom	None
Core Plus Bond Fund	Stephen A. Walsh	None
	Carl L. Eichstaedt	None
	Mark S. Lindbloom	None
	Michael C. Buchanan	None
	Keith J. Gardner	None
High Income Fund	Stephen A. Walsh	None
	Michael C. Buchanan	None
	Keith J. Gardner	None
Municipal High Income	Joseph P. Deane	None
	David T. Fare	None
	Stephen A. Walsh	None
	Robert E. Amodeo	None
Strategic Income Fund	Stephen A. Walsh	500,001 - 1 million
	Carl L. Eichstaedt	None
	Mark S. Lindbloom	None
	Michael C. Buchanan	None
	Keith J. Gardner	None

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